LOANS - Credit Portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	$ 182,128,114	$ 176,881,841
Allowance for impairment losses	(8,185,797)	(8,196,187)
Net balance of loan portfolio	173,942,317	168,685,654
General purpose loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	68,949,019	65,923,472
Personal loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	36,998,746	33,791,703
Mortgages
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	18,661,389	17,279,362
Credit cards
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	16,891,296	15,550,920
Working capital loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	15,476,328	15,192,830
Commercial financial leases
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	10,348,941	9,858,952
Interbank and overnight funds
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	2,718,961	7,635,188
Automobile and vehicle loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	5,759,560	5,951,793
Loans funded by development banks
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	3,546,973	3,222,754
Housing leases
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	1,560,294	1,312,741
Overdrafts
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	553,765	481,946
Consumer financial leases
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	252,522	254,483
Loan portfolio
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	182,128,114	176,881,841
Commercial loans
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	91,306,719	92,550,025
Loans to consumers
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	59,587,929	55,200,581
Mortgages
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	18,661,389	17,279,362
Microcredit
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	410,320	425,697
Financial leasing
Disclosure of loans and receivables [Line Items]
Gross balance of loan portfolio	$ 12,161,757	$ 11,426,176